Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 25, 2015
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Nov. 25, 2015
Prospectus Date	Nov. 30, 2015
Aberdeen Japanese Equities Fund | Class A Shares
Prospectus:
Trading Symbol	AJEAX
Aberdeen Japanese Equities Fund | Class C Shares
Prospectus:
Trading Symbol	AJECX
Aberdeen Japanese Equities Fund | Class R Shares
Prospectus:
Trading Symbol	AJERX
Aberdeen Japanese Equities Fund | Institutional Class Shares
Prospectus:
Trading Symbol	AJEIX
Aberdeen Japanese Equities Fund | Institutional Service Class Shares
Prospectus:
Trading Symbol	AJESX